Shareholder Report	6 Months Ended
May 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MainGate Trust
Entity Central Index Key	0001505064
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class A
Trading Symbol	AMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://maingatefunds.com/literature/. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://maingatefunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	1.70%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	1.70%
Net Assets	$ 834,604,338
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$834,604,338
Number of Holdings	16
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2026)

Top 10 Issuers	(%)
Targa Resources Corp.	16.9%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.5%
Plains GP Holdings, L.P.	10.9%
Western Midstream Partners, L.P.	9.5%
Williams Companies, Inc.	8.3%
ONEOK, Inc.	7.8%
Cheniere Energy, Inc.	7.1%
Enterprise Products Partners, L.P.	7.0%
Phillips 66	2.1%
Industry Breakdown (%)

Updated Prospectus Web Address	https://maingatefunds.com/literature/
Class C
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class C
Trading Symbol	MLCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://maingatefunds.com/literature/. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://maingatefunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$133	2.45%
[2]
Expenses Paid, Amount	$ 133
Expense Ratio, Percent	2.45%
Net Assets	$ 834,604,338
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$834,604,338
Number of Holdings	16
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2026)

Top 10 Issuers	(%)
Targa Resources Corp.	16.9%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.5%
Plains GP Holdings, L.P.	10.9%
Western Midstream Partners, L.P.	9.5%
Williams Companies, Inc.	8.3%
ONEOK, Inc.	7.8%
Cheniere Energy, Inc.	7.1%
Enterprise Products Partners, L.P.	7.0%
Phillips 66	2.1%
Industry Breakdown (%)

Updated Prospectus Web Address	https://maingatefunds.com/literature/
Class I
Shareholder Report [Line Items]
Fund Name	MainGate MLP Fund
Class Name	Class I
Trading Symbol	IMLPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MainGate MLP Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://maingatefunds.com/literature/. You can also request this information by contacting us at 1-855-MLP-FUND (1-855-657-3863).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-MLP-FUND (1-855-657-3863)
Additional Information Website	https://maingatefunds.com/literature/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$79	1.45%
[3]
Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.45%
Net Assets	$ 834,604,338
Holdings Count | $ / shares	16
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2026)

Net Assets	$834,604,338
Number of Holdings	16
Portfolio Turnover	4%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  May 31, 2026)

Top 10 Issuers	(%)
Targa Resources Corp.	16.9%
Energy Transfer, L.P.	12.0%
MPLX, L.P.	11.5%
Plains GP Holdings, L.P.	10.9%
Western Midstream Partners, L.P.	9.5%
Williams Companies, Inc.	8.3%
ONEOK, Inc.	7.8%
Cheniere Energy, Inc.	7.1%
Enterprise Products Partners, L.P.	7.0%
Phillips 66	2.1%
Industry Breakdown (%)

Updated Prospectus Web Address	https://maingatefunds.com/literature/

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized